Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Buildings	9,881,158	7,620,784
Machinery equipment and tools	6,863,743	6,244,008
Electronic devices	125,669	96,866
Office equipment	33,438	21,054
Vehicles	245,455	324,888
Construction in progress	-	230,966
Subtotal	17,149,463	14,538,566
Less: accumulated depreciation	(4,857,249)	(4,152,824)
Total	12,292,214	10,385,742

Depreciation expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $687,159, $804,395 and $871,445, respectively.

During the year ended December 31, 2025, the Company disposed of certain equipment and received cash proceeds of $61,607. As a result, fixed assets with a costs basis of $216,389 and related accumulated depreciation of $178,704 were derecognized. This transaction resulted in a net gain of $16,835, which included a value-added tax (VAT) of $7,087.

During the year ended December 31, 2024, the Company disposed of certain portions of its manufacturing buildings and received cash proceeds of $2,779. As a result, fixed assets with a costs basis of $158,739 and related accumulated depreciation of $79,171 were derecognized. This transaction resulted in a net loss of $77,109, which included a value-added tax (VAT) of $320. In addition, during 2024, the Company incurred $28,845 disposal loss related to certain assets that had previously been included in construction in progress.

During the year ended December 31, 2023, the Company disposed of portions of its manufacturing buildings, resulting in cash proceeds of approximately $1,337,870. Consequently, fixed asset costs totaling $2,839,029 and accumulated depreciation of $1,100,663 were eliminated from the Company’s records. This transaction resulted in a net gain of $222,064. In addition, the Company sold a vehicle and recognized a gain of $1,176 during the year ended December 31, 2023.

As of December 31, 2025 and 2024, properties totaling $5,194,274 and $4,108,743 were pledged as collaterals to secure the Company’s bank loans from Rural Commercial Bank of Shandong, Bank of Weifang and Agricultural Bank of China (see Note 10).

During the years ended December 31, 2025, 2024 and 2023, the Company did not recognize any impairment losses on its property, plant and equipment.